GOLDMAN SACHS TRUST

Goldman Sachs Fundamental International Equity Funds

Class A Shares, Class B Shares, Class C Shares, Class R Shares, Class IR Shares, Service Shares and Institutional Shares (as applicable) of the

Goldman Sachs Concentrated International Equity Fund
Goldman Sachs Strategic International Equity Fund
Goldman Sachs International Small Cap Fund
(collectively, the “Funds”)

Supplement dated April 16, 2009 to the
Prospectuses dated February 27, 2009 (the “Prospectuses”)

The following replaces the “Fund Managers” section in its entirety in the “Service Providers — Fund Managers” section of each of the Prospectuses for the Class A, Class B, Class C, Service and Institutional Shares of the Funds:

     FUND MANAGERS

Fundamental International Equity Portfolio Management Team

■	Our investment philosophy is reflected in our intensive research culture and our strong commitment to on-the-ground research resources. Our research team comprises 40+ investment professionals organized into regional teams and based on the ground in London, Hong Kong, Mumbai, Seoul, Shanghai, Singapore and Tokyo.
■	We believe our on-the-ground research presence in seven key locations around the world better positions our research analysts to generate strong and compelling investment ideas through a keener understanding of local customs, greater and more frequent access to corporate managements, and immediate access to local capital markets and news flow.
■	Portfolio Managers are responsible for leading and working closely with the research analysts in their region to foster discussion, debate and analysis of investment ideas. This first-hand intensive research effort is captured in our portfolios through a disciplined investment process which results in highly focused portfolios comprising our most compelling individual stock ideas.

Years
Primarily
Name and Title	Fund Responsibility	Responsible	Five Year Employment History
Eileen Rominger Managing Director, Global Chief Investment Officer, Goldman Sachs Asset Management	Portfolio Manager— Concentrated International Equity Strategic International Equity	Since 2008 2008	Ms. Rominger joined the Investment Adviser as a portfolio manager and Chief Investment Officer of the Value team in August 1999. Ms. Rominger became Global Head of Fundamental Equity in 2007 and Co-Chief Investment Officer of Global Equity in 2008. In 2009, Ms. Rominger was named Global Chief Investment Officer of Goldman Sachs Asset Management. From 1981 to 1999, she worked at Oppenheimer Capital, most recently as a senior portfolio manager.

Edward Perkin, CFA Managing Director, Head of European Equity	Portfolio Manager— Concentrated International Equity Strategic International Equity	Since 2008 2008	Mr. Perkin joined the Investment Adviser as a research analyst in 2002 and became a portfolio manager in July 2004. He became Head of the European Equity Team in 2008. From August 2000 to May 2002, he gained investment research experience at Gabelli Investment Asset Management and Fidelity Advisors while attending business school. From August 1997 to May 2000, he was a senior research analyst at FiServe.

Aidan Farrell Executive Director, Head of International Small Cap Equity	Portfolio Manager— International Small Cap	Since 2008	Mr. Farrell joined the Investment Adviser as a portfolio manager in June 2008. He is primarily responsible for international small cap stocks. Prior to joining the Investment Adviser, Mr. Farrell was an analyst and portfolio manager at Insight Investment from 1997 to 2008.

Hiroyuki Ito Vice President, Japan Equity	Portfolio Manager— International Small Cap Strategic International Equity Concentrated International Equity	Since 2008 2009 2009	Mr. Ito joined the Investment Adviser’s Japan Equity team in October 2005. Prior to joining the Investment Adviser, from 2000 to 2005, Mr. Ito worked as Chief Portfolio Manager managing Japanese large cap equity institutional separate accounts and mutual funds at DLIBJ Asset Management, a member of Mizuho Financial Group.

David Townshend Managing Director, Head of Japan Equity	Portfolio Manager— Concentrated International Equity Strategic International Equity	Since 2008 2008	Mr. Townshend serves as Head of Japan Fundamental Equity. In 2001, after spending nine years on Goldman, Sachs & Co.’s European Banks team, Mr. Townshend joined the Investment Adviser as co-head of UK/European Financials team. In 2005, Mr. Townshend was named Head of Japan Equity.

Eileen Rominger serves as Global Chief Investment Officer of GSAM’s portfolio management businesses. Each regional portfolio manager is responsible for leading and working closely with the research analysts in their region to foster discussion, debate and analysis of investment ideas.

For information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Funds, see the SAI.

The following replaces the “Fund Managers” section in its entirety in the “Service Providers — Fund Managers” section of the Prospectus for the Class R and Class IR Shares of the Goldman Sachs Strategic International Equity Fund:

     FUND MANAGERS

Fundamental International Equity Portfolio Management Team

■	Our investment philosophy is reflected in our intensive research culture and our strong commitment to on-the-ground research resources. Our research team comprises 40+ investment professionals organized into regional teams and based on the ground in London, Hong Kong, Mumbai, Seoul, Shanghai, Singapore and Tokyo.
■	We believe our on-the-ground research presence in seven key locations around the world better positions our research analysts to generate strong and compelling investment ideas through a keener understanding of local customs, greater and more frequent access to corporate managements, and immediate access to local capital markets and news flow.
■	Portfolio Managers are responsible for leading and working closely with the research analysts in their region to foster discussion, debate and analysis of investment ideas. This first-hand intensive research effort is captured in our portfolios through a disciplined investment process which results in highly focused portfolios comprising our most compelling individual stock ideas.

Years
Primarily
Name and Title	Fund Responsibility	Responsible	Five Year Employment History
Eileen Rominger Managing Director, Global Chief Investment Officer, Goldman Sachs Asset Management	Portfolio Manager— Strategic International Equity	Since 2008	Ms. Rominger joined the Investment Adviser as a portfolio manager and Chief Investment Officer of the Value team in August 1999. Ms. Rominger became Global Head of Fundamental Equity in 2007 and Co-Chief Investment Officer of Global Equity in 2008. In 2009, Ms. Rominger was named Global Chief Investment Officer of Goldman Sachs Asset Management. From 1981 to 1999, she worked at Oppenheimer Capital, most recently as a senior portfolio manager.

Edward Perkin, CFA Managing Director, Head of European Equity	Portfolio Manager— Strategic International Equity	Since 2008	Mr. Perkin joined the Investment Adviser as a research analyst in 2002 and became a portfolio manager in July 2004. He became Head of the European Equity Team in 2008. From August 2000 to May 2002, he gained investment research experience at Gabelli Investment Asset Management and Fidelity Advisors while attending business school. From August 1997 to May 2000, he was a senior research analyst at FiServe.

Hiroyuki Ito Vice President, Japan Equity	Portfolio Manager— Strategic International Equity	Since 2009	Mr. Ito joined the Investment Adviser’s Japan Equity team in October 2005. Prior to joining the Investment Adviser, from 2000 to 2005, Mr. Ito worked as Chief Portfolio Manager managing Japanese large cap equity institutional separate accounts and mutual funds at DLIBJ Asset Management, a member of Mizuho Financial Group.

David Townshend Managing Director, Head of Japan Equity	Portfolio Manager— Strategic International Equity	Since 2008	Mr. Townshend serves as Head of Japan Fundamental Equity. In 2001, after spending nine years on Goldman, Sachs & Co.’s European Banks team, Mr. Townshend joined the Investment Adviser as co-head of UK/European Financials team. In 2005, Mr. Townshend was named Head of Japan Equity.

Eileen Rominger serves as Global Chief Investment Officer of GSAM’s portfolio management businesses. Each regional portfolio manager is responsible for leading and working closely with the research analysts in their region to foster discussion, debate and analysis of investment ideas.

For information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Fund, see the SAI.

This Supplement should be retained with your Prospectus for future reference.

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EQINTPMSTK 04-09